UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2026 to February 28, 2026

Commission File Number of Issuing Entity: 333-271899-06

Central Index Key Number of Issuing Entity: 0002050168

BRIDGECREST LENDING AUTO SECURITIZATION TRUST 2025-1

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor: 333-271899

Central Index Key Number of Depositor: 0001974820

BRIDGECREST AUTO FUNDING LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001493927

BRIDGECREST ACCEPTANCE CORPORATION

(Exact Name of Sponsor as Specified in its Charter)

Daniel Gaudreau, (888) 418-1212

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation of Registrant)

33-6526610

(Issuing Entity’s I.R.S. Employer Identification No.)

Bridgecrest Auto Funding LLC 1720 W. Rio Salado Parkway Tempe, Arizona	85281
(Address of Principal Executive Offices of Registrant)	(Zip Code)

(888) 418-1212

(Registrant’s Telephone Number, Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class B	☐	☐	☒	☐
Class C	☐	☐	☒	☐
Class D	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was re- quired to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the asset pool of Bridgecrest Lending Auto Securitization Trust 2025-1 (the “Issuing Entity”) for the reporting period covered by this Form 10-D (the “Reporting Period”) is set forth in the Servicer’s Certificate, attached hereto as Exhibit 99.1 and incorporated by reference into this Item 1.

No assets held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the Reporting Period.

Bridgecrest Acceptance Corporation (Central Index Key Number: 0001493927), as sponsor, most recently filed a Form ABS-15G on February 12, 2026 with the Securities and Exchange Commission (the “Commission”) with respect to all asset-backed securities sponsored by it.

Item 1A. Asset-Level Information.

Asset level data for the Reporting Period is included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the Commission on the date hereof (the “Form ABS-EE”) and is incorporated by reference into this Item 1A.

Additional asset level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Item 1A.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Wilmington Trust, National Association (“WTNA”), as the owner trustee, has provided the following information:

On February 3, 2026, certain investors served WTNA with a civil complaint, ﬁled in the Supreme Court of the State of New York, County of New York, for an unspeciﬁed amount of damages arising from alleged breaches of contract and duties related to WTNA’s roles as custodian and indenture trustee for certain Tricolor Holdings, LLC asset-backed securitization transactions. The plaintiffs generally assert causes of action related to WTNA’s purported failure to comply with certain provisions related to waterfall payments, servicing transition costs and post-event of default duties and related to WTNA’s purported failure to perform certain actions as custodian with respect to the related receivables. WTNA intends to vigorously defend itself against this legal action. WTNA does not believe that the ultimate resolution of this proceeding, or any other proceedings, would be material to the security holders.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. [Reserved]

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Change in Sponsor Interest in the Securities.

On February 13, 2026, Bridgecrest Acceptance Corporation sold all of the Class E Notes to third party purchasers.

Item 8. Significant Enhancement Provider Information.

None.

Item 9 Other Information.

None.

Item 10. Exhibits.

Exhibit
No.	Document Description
99.1	Servicer’s Certificate, relating to the Reporting Period.
102	Asset Data File for the Reporting Period (incorporated by reference to Exhibit 102 to the Form ABS-EE).
103	Asset Related Document for the Reporting Period (incorporated by reference to Exhibit 103 to the Form ABS-EE).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

March 16, 2026	BRIDGECREST AUTO FUNDING LLC

	By:	/s/ Daniel Gaudreau
	Name:	Daniel Gaudreau
	Title:	President